Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001758766
Document Type	8-K/A
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	STEM, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39455
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	4 Embarcadero Ctr.
Entity Address, Address Line Two	Suite 710
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	1-877
Local Phone Number	374-7836
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Stem, Inc. (the “Company”) is filing this Form 8-K/A as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by the Company on August 8, 2024 (the “Original 8-K”), reporting that William Bush would be stepping down as Chief Financial Officer of the Company, effective September 2, 2024. Mr. Bush’s employment with the Company ended on November 8, 2024 (the “Separation Date”). The Company is filing this Amendment to the Original 8-K to disclose material terms of a separation and release of claims agreement that the Company entered into with Mr. Bush on January 30, 2025 in connection with his departure, which was not yet finalized at the time of the filing of the Original 8-K.